BASIS OF PRESENTATION AND SUMMARY OF MATERIAL ACCOUNTING POLICIES - Narrative (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
BASIS OF PRESENTATION AND SUMMARY OF MATERIAL ACCOUNTING POLICIES
Restricted Cash	$ 243,466	$ 27,006,386
Restricted cash, bonds	91,341	6,302
Restricted cash, deposits	$ 152,125
Environmental liabilities		$ 0